Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
10/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.24% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.1%)
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (6/1/27), Ser. D-1, 4.00%, 7/1/52 Mandatory Put Bonds (3/1/27), 6/1/27	Aa1	$1,000,000	$968,854
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	1,075,000	1,125,109
5.00%, 9/15/33	AA	125,000	131,094
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29)(8/1/28)
Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	1,350,000	1,365,378
Mandatory Put Bonds (8/1/28), Ser. B-1, 5.00%, 5/1/53	A2	3,000,000	2,955,066

			6,545,501
Alaska (0.5%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,117,108
4.00%, 10/1/38	A+/F	555,000	488,380

			2,605,488
Arizona (1.6%)
AZ State Indl. Dev. Auth. Rev. Bonds
(Equitable School Revolving Fund), Ser. A, 5.00%, 11/1/38	A	2,740,000	2,776,945
(Equitable School Revolving Fund, LLC), 5.00%, 11/1/33	A	1,000,000	1,026,197
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BBB-/F	1,000,000	886,953
4.00%, 5/15/29	BBB-/F	1,000,000	914,947
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.), 6.25%, 11/15/35	BBB+/P	2,750,000	2,732,986
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,000,000	1,046,543

			9,384,571
California (18.1%)
Anaheim, Union High School Dist. G.O. Bonds, 3.00%, 8/1/38	Aa2	3,000,000	2,359,706
Antioch, Unified School Dist. G.O. Bonds, BAM, 3.00%, 8/1/34	AA	1,185,000	1,006,296
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (8/1/28), (Green Bonds), Ser. A-1, 4.00%, 5/1/53	A1	9,675,000	9,297,145
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	187,525
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	903,656	773,160
CA Muni. Fin. Auth. VRDN (Chevron USA, Inc.), 1.10%, 11/1/35	VMIG 1	3,900,000	3,900,000
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 1.00%, 8/1/52	VMIG 1	2,475,000	2,475,000
CA State G.O. Bonds
5.00%, 2/1/32	Aa2	10,000,000	10,041,002
3.00%, 10/1/36	Aa2	2,000,000	1,666,576
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Aspire Pub. Schools), 5.00%, 8/1/36	BBB	3,225,000	3,227,791
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	151,856
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (8/1/24), (Museum Associates), 2.94%, 12/1/50	A3	1,000,000	974,703
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 2.59%, 8/1/47	A2	1,500,000	1,480,013
CA State Infrastructure & Econ. Dev. Bank Rev. Bonds, (Performing Arts Ctr. of Los Angeles Cnty.), 5.00%, 12/1/29	A	675,000	727,093
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	943,297
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,000,000	952,331
CA State Pub. Wks. Board Rev. Bonds
Ser. E, 5.00%, 9/1/34	Aa3	900,000	923,070
(Various Cap. Projects.), Ser. A, 5.00%, 8/1/32	Aa3	1,000,000	1,103,165
CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds, (Lancer Edl. Student Hsg.), Ser. A, 3.00%, 6/1/29	BB/P	1,450,000	1,263,024
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	787,911
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-1, 3.85%, 6/1/50	BBB-	3,000,000	2,563,746
Indio, Pub. Fin. Auth. Rev. Bonds, Ser. A, BAM
5.00%, 11/1/33	AA	425,000	452,284
5.00%, 11/1/32	AA	350,000	375,709
5.00%, 11/1/31	AA	375,000	402,771
5.00%, 11/1/30	AA	400,000	431,430
5.00%, 11/1/29	AA	310,000	332,970
5.00%, 11/1/28	AA	275,000	293,056
Long Beach, Arpt. Syst. Rev. Bonds
Ser. B, AGM, 5.00%, 6/1/38	AA	300,000	315,398
Ser. B, AGM, 5.00%, 6/1/36	AA	250,000	266,479
Ser. A, AGM, 5.00%, 6/1/35	AA	300,000	321,934
Ser. B, AGM, 5.00%, 6/1/35	AA	300,000	321,934
Ser. A, AGM, 5.00%, 6/1/34	AA	400,000	432,588
Ser. B, AGM, 5.00%, 6/1/34	AA	200,000	216,294
Los Angeles Cnty., Regl. Fin. Auth. Rev. Bonds, (Vermont Manchester Social), 5.00%, 12/1/34	AA+	500,000	545,871
Los Angeles, Dept. of Arpt. Rev. Bonds
Ser. H, 5.50%, 5/15/36	Aa2	3,000,000	3,159,815
5.00%, 5/15/31	Aa3	1,500,000	1,549,623
Ser. A, 5.00%, 5/15/28	Aa3	1,500,000	1,557,386
Ser. C, 5.00%, 5/15/28	Aa3	2,175,000	2,258,210
Ser. A, 4.00%, 5/15/39	Aa3	1,500,000	1,327,195
4.00%, 5/15/35	Aa3	600,000	554,683
Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds
Ser. A, 5.00%, 7/1/42	Aa2	7,870,000	8,121,511
Ser. B, 5.00%, 7/1/40	Aa2	2,800,000	2,957,865
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	784,922
1.081%, 5/1/24	A1	620,000	583,358
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/38	Aa3	9,000,000	9,417,404
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	A1	1,900,000	1,902,878
5.00%, 5/1/34	A1	4,585,000	4,661,128
5.00%, 5/1/30	A1	1,000,000	1,030,437
5.00%, 5/1/29	A1	2,000,000	2,063,114
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. VRDN, Ser. B, 1.90%, 5/1/58	VMIG 1	4,000,000	4,000,000
San Francisco, Pub. Fac. Fin. Auth. Rev. Bonds
5.00%, 6/1/39	AA+	475,000	501,819
5.00%, 6/1/38	AA+	400,000	423,533
5.00%, 6/1/37	AA+	350,000	371,593
5.00%, 6/1/36	AA+	325,000	346,097
5.00%, 6/1/35	AA+	280,000	298,705
5.00%, 6/1/34	AA+	250,000	267,737
5.00%, 6/1/33	AA+	255,000	273,981
5.00%, 6/1/32	AA+	180,000	197,286
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	645,816
5.00%, 7/1/27	A/F	625,000	648,591
4.00%, 7/1/26	A/F	300,000	299,136
4.00%, 7/1/25	A/F	290,000	289,573
4.00%, 7/1/24	A/F	235,000	235,323
4.00%, 7/1/23	A/F	260,000	260,427
U. of CA VRDN, Ser. AL-4, 1.05%, 5/15/48	VMIG 1	2,800,000	2,800,000
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	376,094

			105,678,368
Colorado (1.2%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Hlth.), Ser. A, 5.00%, 11/1/25	A-	350,000	360,067
Denver City & Cnty., Arpt. Rev. Bonds, Ser. B, 5.00%, 11/15/42	Aa3	1,125,000	1,168,645
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 2.394%, 9/1/39	A2	4,000,000	3,939,949
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/34	AA	285,000	301,590
5.00%, 12/1/32	AA	250,000	268,096
5.00%, 12/15/30	AA	125,000	132,379
5.00%, 12/15/29	AA	125,000	132,506
5.00%, 12/15/27	AA	125,000	132,482
5.00%, 12/15/25	AA	125,000	130,347
5.00%, 12/1/25	AA	175,000	182,213

			6,748,274
Connecticut (1.3%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,193,512
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	240,973
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32	BBB+	1,400,000	1,454,453
(U. of New Haven), 5.00%, 7/1/28	BBB-	550,000	543,298
(Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/26	BBB+	700,000	683,502
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. V-2, 1.00%, 7/1/36	VMIG 1	2,000,000	2,000,000
CT State Hsg. Fin. Auth. Rev. Bonds, Ser. B-1
4.15%, 11/15/44	Aaa	1,355,000	1,166,134
4.10%, 11/15/39	Aaa	565,000	506,264

			7,788,136
Delaware (0.4%)
DE River & Bay Auth. Rev. Bonds, 5.00%, 1/1/32	A1	2,000,000	2,201,952

			2,201,952
District of Columbia (2.1%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,214,985
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,000,000	938,715
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/43	Aa3	3,650,000	3,593,355
5.00%, 10/1/31	Aa3	1,000,000	1,023,104
5.00%, 10/1/30	Aa3	4,410,000	4,544,813
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
Ser. B, 4.00%, 10/1/44(T)	A-	665,000	555,060
4.00%, 10/1/53(T)	A-	660,000	519,823

			12,389,855
Florida (3.7%)
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	372,456
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	341,435
FL State Dept. of Mgt. Svcs. COP, Ser. A, 3.00%, 11/1/35	Aa1	1,000,000	815,497
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (River City Ed.), 5.00%, 7/1/31(WIS)	Baa3	325,000	322,565
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	200,000	166,386
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B
5.00%, 10/1/30	A2	1,000,000	1,052,957
5.00%, 10/1/29	A2	1,000,000	1,060,648
5.00%, 10/1/28	A2	1,000,000	1,064,902
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,378,140
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	2,000,000	1,957,760
Orange Cnty., HFA Mandatory Put Bonds (9/1/23), (Dunwoodie Place Preservation, Ltd.), Ser. A, 0.20%, 9/1/24	AA+	1,920,000	1,844,539
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,008,798
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/23	A+/F	1,630,000	1,653,738
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	1,972,057
Palm Beach Cnty., School Board COP, Ser. C, 5.00%, 8/1/31	Aa3	5,400,000	5,504,113
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	242,169
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	172,716
4.00%, 12/15/30	BB+/F	195,000	171,243
4.00%, 12/15/29	BB+/F	215,000	192,213
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	515,000	475,378

			21,769,710
Georgia (1.4%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/19/25)(2/3/25),
Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	Baa1	4,250,000	4,121,294
Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,478,174
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 2.846%, 4/1/48	Aa1	2,200,000	2,185,159
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), 4.00%, 1/1/46	BBB+	330,000	263,608

			8,048,235
Hawaii (—%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.25%, 11/15/37	A+/F	250,000	250,006

			250,006
Idaho (1.1%)
ID State Hlth. Fac. Auth. VRDN (St Luke's Hlth. Syst. Ltd. Oblig. Group), Ser. C, 1.64%, 3/1/48	VMIG 1	6,400,000	6,400,000

			6,400,000
Illinois (5.1%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/36	BBB+	1,000,000	841,712
Chicago, Board of Ed. G.O. Bonds, Ser. A, 5.00%, 12/1/39	BB	1,000,000	908,221
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. B, 5.00%, 1/1/33	A+	5,465,000	5,548,717
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	469,996
Ser. C, 5.00%, 1/1/39	A	750,000	723,781
(2nd Lien), 5.00%, 1/1/39	A	565,000	545,248
Ser. C, 5.00%, 1/1/34	A	400,000	400,261
Ser. C, 5.00%, 1/1/33	A	405,000	405,476
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	650,697
IL State G.O. Bonds
5.00%, 11/1/41	Baa1	600,000	556,820
5.00%, 1/1/41	Baa1	340,000	315,959
5.00%, 11/1/34	Baa1	1,650,000	1,608,230
Ser. C, 5.00%, 11/1/29	Baa1	1,225,000	1,226,065
Ser. D, 5.00%, 11/1/28	Baa1	2,080,000	2,083,639
Ser. D, 5.00%, 11/1/27	Baa1	920,000	923,620
4.125%, 11/1/31	Baa1	830,000	763,865
4.00%, 1/1/31	Baa1	695,000	648,487
IL State Fin. Auth. Mandatory Put Bonds (11/15/26), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-2, 5.00%, 5/15/50	A	1,000,000	1,034,925
IL State Fin. Auth. Rev. Bonds
(Ascension Hlth. Credit Group), Ser. C, 5.00%, 2/15/34	AA+	1,100,000	1,123,377
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	405,648
(Art Institute of Chicago (The)), 5.00%, 3/1/30	Aa3	1,500,000	1,561,536
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	417,466
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	A-	300,000	293,071
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/22	Baa2	5,500,000	5,472,569
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,042,962

			29,972,348
Indiana (1.5%)
IN State Fin. Auth. Waste Wtr. Util. Rev. Bonds, (CWA Authority, Inc.), 5.00%, 10/1/30	AA	650,000	713,320
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	209,973
5.00%, 6/1/31	A2	200,000	210,804
5.00%, 6/1/30	A2	200,000	212,282
5.00%, 6/1/29	A2	175,000	184,958
5.00%, 6/1/28	A2	100,000	105,013
5.00%, 6/1/27	A2	180,000	187,844
4.00%, 6/1/34	A2	235,000	218,196
4.00%, 6/1/33	A2	210,000	198,399
Indianapolis, Local Pub. Impt. Bond Bk. Rev. Bonds, Ser. A, 5.25%, 2/1/54	Aa1	1,500,000	1,547,864
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	A-	4,150,000	4,033,717
Silver Creek, School Bldg. Corp. Rev. Bonds
3.00%, 1/15/36	AA+	500,000	420,020
3.00%, 1/15/34	AA+	375,000	327,390

			8,569,780
Iowa (0.4%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	804,747
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	1,700,000	1,645,976

			2,450,723
Kentucky (3.2%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	500,000	507,078
KY State Hsg. Corp. Mandatory Put Bonds (10/1/23), (Winterwood II Rural Hsg.), 0.37%, 10/1/24	Aaa	1,295,000	1,242,139
KY State Property & Bldg. Comm. Rev. Bonds, (No. 127), Ser. A, 5.00%, 6/1/36	A1	5,500,000	5,738,742
KY State Pub. Energy Auth. Gas Supply
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	3,150,000	3,069,522
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	2,800,000	2,756,178
KY State Tpk. Auth. Econ. Dev. Rev. Bonds, (Revitalization Projects), Ser. A-22, 5.00%, 7/1/32	Aa3	2,500,000	2,708,346
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	2,750,000	2,816,042

			18,838,047
Louisiana (0.4%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	500,000	499,743
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	1,813,937

			2,313,680
Maryland (0.1%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	291,787
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 4.00%, 6/1/34	BBB-	250,000	223,351

			515,138
Massachusetts (4.6%)
Lawrence, G.O. Bonds, 4.00%, 6/1/35	AA	1,165,000	1,096,874
MA State G.O. Bonds, Ser. A, 5.25%, 4/1/47	Aa1	1,500,000	1,545,308
MA State Dev. Fin. Agcy. Rev. Bonds, (Northeastern U.)
5.00%, 10/1/35	A1	1,000,000	1,068,469
5.00%, 10/1/34	A1	1,000,000	1,075,668
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Loomis Oblig. Group), 4.00%, 1/1/26	BBB	500,000	490,227
MA State Hlth. & Edl. Fac. Auth. VRDN (MA Inst. of Tech.), 2.10%, 7/1/31	VMIG 1	5,000,000	5,000,000
MA State Hsg. Fin. Agcy. Mandatory Put Bonds (6/1/25), Ser. 216, FHLMC Coll., FNMA Coll., GNMA Coll., 1.85%, 12/1/50	Aa1	1,000,000	939,912
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	AA+	720,000	668,106
MA State Port Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/39	Aa2	4,935,000	4,941,328
MA State Wtr. Resource Auth. VRDN, Ser. A-3, 2.23%, 8/1/37	VMIG 1	500,000	500,000
Merrimack Valley Regl. Transit Auth. Rev. Bonds, 3.25%, 6/23/23	AA+/P	9,320,000	9,289,494

			26,615,386
Michigan (3.8%)
Detroit, G.O. Bonds, 5.50%, 4/1/34	Ba2	660,000	677,276
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/43	AA	3,000,000	2,972,555
Kentwood, Economic Dev. Corp. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	961,138
MI State Fin. Auth. Rev. Bonds
(Detroit Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/44	BBB-	2,000,000	1,880,903
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	525,000	530,101
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A+	1,000,000	1,014,187
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	140,000	141,816
(Great Lakes Wtr. Auth. Wtr. Supply Syst.), 5.00%, 7/1/31	AA-	6,500,000	6,597,923
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	737,590
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	1,325,000	1,088,342
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	497,786	445,713
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds
(Lawrence Technological U.), 5.25%, 2/1/32	BBB-	1,145,000	1,111,836
(Lawrence Technological U.), 5.00%, 2/1/47	BBB-	2,000,000	1,697,021
(Lawrence Tech. U.), 4.00%, 2/1/32	BBB-	285,000	251,370
(Lawrence Tech. U.), 4.00%, 2/1/27	BBB-	185,000	174,843
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. F, 5.00%, 12/1/30	A1	1,840,000	1,858,470

			22,141,084
Minnesota (2.2%)
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A, 4.20%, 3/1/34	Baa3	750,000	667,376
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	572,363
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32	BBB-	975,000	970,813
5.00%, 6/15/30	BBB-	830,000	833,482
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 1.62%, 11/15/35	VMIG 1	500,000	500,000
Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. A, 5.00%, 1/1/31	AA-	1,580,000	1,652,232
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	648,547
Ramsey, Charter School Rev. Bonds, (PACT Charter School), Ser. A, 5.00%, 6/1/32	BB+	1,400,000	1,333,315
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic)
Ser. A, 2.32%, 11/15/38	A-1+	2,165,000	2,165,000
Ser. B, 2.32%, 11/15/38	VMIG 1	250,000	250,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	2,912,463

			12,505,591
Mississippi (0.6%)
MS Bus. Fin. Comm. VRDN (Chevron USA, Inc.), Ser. C, 1.66%, 12/1/30	VMIG 1	2,930,000	2,930,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.375%, 6/1/44	A	770,000	460,366

			3,390,366
Missouri (0.6%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt.), 5.00%, 3/1/30	A2	1,540,000	1,576,956
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	255,963
3.00%, 5/1/25	B+/P	225,000	213,814
3.00%, 5/1/24	B+/P	200,000	194,102
St. Louis, Arpt. Rev. Bonds, 5.00%, 7/1/30	A2	1,430,000	1,464,253

			3,705,088
Montana (0.4%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/22), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	2,475,000	2,608,378

			2,608,378
Nebraska (0.8%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	2,500,000	2,501,621
Omaha, Pub. Pwr. Dist. Rev. Bonds, Ser. A
5.00%, 2/1/39	Aa2	1,000,000	1,074,638
5.00%, 2/1/38	Aa2	1,000,000	1,078,285

			4,654,544
Nevada (1.8%)
Clark Cnty., School Dist. G.O. Bonds
Ser. A, 5.00%, 6/15/37	A1	5,000,000	5,278,651
Ser. C, 5.00%, 6/15/28	A1	4,000,000	4,173,929
Ser. B, BAM, 3.00%, 6/15/36	AA	1,000,000	798,384

			10,250,964
New Hampshire (0.5%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	937,898
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	1,961,541

			2,899,439
New Jersey (2.3%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. AAA, 5.00%, 6/15/36	A3	350,000	350,116
NJ State Edl. Fac. Auth. Rev. Bonds, (William Paterson U. of NJ (The)), Ser. C, AGM
5.00%, 7/1/27	AA	100,000	104,856
5.00%, 7/1/26	AA	100,000	103,945
5.00%, 7/1/25	AA	100,000	103,143
5.00%, 7/1/24	AA	100,000	102,137
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 2.23%, 7/1/36	VMIG 1	3,000,000	3,000,000
(Virtua Hlth.), Ser. C, 1.02%, 7/1/43	A-1	4,500,000	4,500,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. BB, 5.00%, 6/15/34	A3	675,000	684,668
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	773,241
South Jersey, Trans. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 11/1/40	BBB+	2,500,000	2,501,801
5.00%, 11/1/38	BBB+	1,140,000	1,148,113
BAM, 5.00%, 11/1/37	AA	250,000	255,802

			13,627,822
New Mexico (0.4%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,512,013
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	803,629

			2,315,642
New York (9.2%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	407,961
Ser. A, 5.00%, 5/1/25	A	645,000	656,653
5.00%, 5/1/24	A	575,000	582,607
5.00%, 5/1/23	A	795,000	799,341
Build NY City Resource Corp. Rev. Bonds
(Global Cmnty. Charter School), 4.00%, 6/15/32	BB+	500,000	457,498
(Grand Concourse Academy Charter School), 3.40%, 7/1/27	BBB-	300,000	286,350
NY City, G.O. Bonds, Ser. B-1
5.25%, 10/1/39	Aa2	2,500,000	2,689,015
5.00%, 8/1/32	Aa2	1,500,000	1,660,455
NY City, VRDN, Ser. I-4, 1.60%, 4/1/36	VMIG 1	1,500,000	1,500,000
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN
1.60%, 6/15/49	VMIG 1	1,000,000	1,000,000
Ser. DD-1, 1.60%, 6/15/43	VMIG 1	5,000,000	5,000,000
NY City, Transitional Fin. Auth. Rev. Bonds
Ser. F-1, 5.00%, 2/1/51	AAA	2,950,000	2,996,803
(Future Tax Secured Revenue), 5.00%, 11/1/40	AAA	4,250,000	4,343,155
NY City, Transitional Fin. Auth. Future Tax Secd. Rev. Bonds, Ser. C, 5.00%, 11/1/27	AAA	3,500,000	3,639,425
NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. A
5.00%, 3/15/40	Aa1	655,000	677,299
3.00%, 3/15/42	Aa1	7,915,000	5,728,613
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	724,997
NY State Thruway Auth. Rev. Bonds, (Green Bonds-Bidding Group 1), 5.00%, 3/15/55	AA+	10,000,000	10,199,263
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	498,848
(American Airlines, Inc.), 2.25%, 8/1/26	B/F	205,000	188,209
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	5,000,000	5,039,738
Ser. 227, 3.00%, 10/1/27	Aa3	5,000,000	4,652,718

			53,728,948
North Carolina (0.3%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28	BB/P	365,000	357,132
5.00%, 3/1/27	BB/P	460,000	454,339
5.00%, 3/1/26	BB/P	440,000	438,371
4.00%, 3/1/29	BB/P	755,000	692,440

			1,942,282
Ohio (3.1%)
Cleveland-Cuyahoga Cnty., Rev. Bonds, (Euclid Ave. Dev., Corp.), 5.00%, 8/1/39	A3	3,000,000	3,011,488
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/38	A	1,380,000	1,426,565
5.00%, 1/1/36	A	425,000	441,380
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	702,402
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Kenyon College), 5.00%, 7/1/36(WIS)	A2	1,250,000	1,260,815
(Kenyon College), 5.00%, 7/1/35(WIS)	A2	1,700,000	1,718,514
(Cleveland Inst. of Music (The)), 5.00%, 12/1/32	BBB-	600,000	590,978
(John Carroll U.), 5.00%, 10/1/30	Baa1	455,000	466,475
(John Carroll U.), 5.00%, 10/1/29	Baa1	810,000	832,684
(John Carroll U.), 5.00%, 10/1/28	Baa1	370,000	380,563
(John Carroll U.), 5.00%, 10/1/27	Baa1	350,000	359,558
(John Carroll U.), 5.00%, 10/1/26	Baa1	350,000	358,746
(John Carroll U.), 5.00%, 10/1/25	Baa1	220,000	224,583
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	247,665
5.00%, 11/15/26	Baa1	285,000	293,800
5.00%, 11/15/24	Baa1	135,000	137,330
OH State Tpk. Comm. Rev. Bonds, 5.00%, 2/15/29(WIS)	Aa3	1,000,000	1,084,488
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	3,250,000	3,172,828
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	750,000	541,735
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	505,733
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33 (Prerefunded 7/1/23)	A	500,000	508,149

			18,266,479
Oregon (0.6%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	215,000	218,843
Port of Portland, Arpt. Rev. Bonds
Ser. 24B, 5.00%, 7/1/33	AA-	2,000,000	2,014,545
Ser. 28, 5.00%, 7/1/28	AA-	1,000,000	1,036,324

			3,269,712
Pennsylvania (6.3%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 4.00%, 1/1/40	AA	1,250,000	1,063,117
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	651,628
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	291,967
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	3,275,000	3,284,199
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	500,000	415,639
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	506,886
Monroeville, Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. B
5.00%, 2/15/38	A2	2,200,000	2,240,913
5.00%, 2/15/24	A2	500,000	509,489
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	507,075
4.00%, 1/1/31	Baa2	165,000	157,007
4.00%, 1/1/30	Baa2	115,000	110,538
4.00%, 1/1/29	Baa2	725,000	702,618
PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/42	A3	675,000	662,186
Philadelphia, Arpt. Rev. Bonds, Ser. C, 5.00%, 7/1/24	A2	4,000,000	4,067,356
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, 5.00%, 12/1/27	A2	3,000,000	3,117,437
Philadelphia, School Dist. G.O. Bonds, Ser. F, 5.00%, 9/1/29	A1	6,620,000	6,910,692
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 2.89%, 9/1/40	AA	1,875,000	1,875,625
Scranton, School Dist. G.O. Bonds, Ser. 14-R, 2.977%, 4/1/31	A1	5,275,000	5,259,557
Southeastern PA Trans. Auth. Rev. Bonds, (Asset Impt. Program)
5.25%, 6/1/40	Aa3	1,250,000	1,351,504
5.25%, 6/1/39	Aa3	1,500,000	1,628,728
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
5.00%, 7/1/28	Baa1	275,000	282,759
5.00%, 7/1/27	Baa1	375,000	384,511
4.00%, 7/1/26	Baa1	300,000	295,607
4.00%, 7/1/24	Baa1	200,000	198,990

			36,476,028
Puerto Rico (0.2%)
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.625%, 7/1/27	BB/P	907,000	914,498

			914,498
Rhode Island (0.3%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	359,282
5.00%, 5/15/26	BBB+	580,000	588,578
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	937,478

			1,885,338
South Carolina (1.3%)
Myrtle Beach, Tax Alloc. Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	601,454
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.00%, 12/1/37	A3	3,435,000	3,403,894
(Oblig.), Ser. B, 5.00%, 12/1/37	A3	500,000	495,472
Ser. A, 5.00%, 12/1/36	A3	1,500,000	1,499,519
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa3	1,740,000	1,389,998

			7,390,337
Tennessee (0.3%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	250,000	232,008
Ser. A-2, 5.00%, 8/1/44(T)	A-	150,000	143,066
Ser. A-1, 4.00%, 8/1/44(T)	A-	275,000	221,771
Ser. A-1, 4.00%, 8/1/38(T)	A-	150,000	128,205
Ser. A-1, 4.00%, 8/1/37(T)	A-	150,000	130,400
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/33	A2	1,000,000	1,011,134

			1,866,584
Texas (8.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Harmony Pub. Schools), Ser. A, PSFG, 4.00%, 2/15/51	Aaa	2,000,000	1,684,814
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	367,979
Austin, Cmnty. College Dist. G.O. Bonds, (Maintenance Tax), 3.00%, 8/1/35	Aa1	1,350,000	1,106,152
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A	1,485,000	1,489,588
5.00%, 10/1/33	A	400,000	403,608
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
PSFG, 5.00%, 8/15/48	AAA	1,570,000	1,622,547
Ser. B, PSFG, 5.00%, 8/15/27	A-	350,000	362,246
Ser. T, PSFG, 4.00%, 8/15/38	AAA	1,400,000	1,290,204
Ser. T, PSFG, 4.00%, 8/15/36	AAA	700,000	657,551
Dallas, Hotel Occupancy Tax Rev. Bonds
4.00%, 8/15/38	A	2,000,000	1,757,683
4.00%, 8/15/35	A	1,000,000	906,270
4.00%, 8/15/34	A	750,000	687,604
Fort Bend, Grand Parkway Toll Rd. Auth. Rev. Bonds
3.00%, 3/1/39	Aa1	1,245,000	974,778
3.00%, 3/1/38	Aa1	1,205,000	961,024
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	860,000	745,910
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Ba1	500,000	430,699
Houston, Indpt. School Dist. Mandatory Put Bonds (6/1/25), Ser. A-2, PSFG, 3.50%, 6/1/39	Aaa	3,250,000	3,163,407
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	199,009
5.00%, 9/1/30	BBB-	200,000	199,965
5.00%, 9/1/29	BBB-	175,000	175,474
5.00%, 9/1/28	BBB-	150,000	150,642
5.00%, 9/1/26	BBB-	125,000	125,480
5.00%, 9/1/25	BBB-	100,000	100,570
5.00%, 9/1/24	BBB-	100,000	100,499
4.00%, 9/1/33	BBB-	150,000	134,939
4.00%, 9/1/32	BBB-	150,000	136,730
Midland Cnty., Pub. Fac. Corp. Multi-Fam. Mandatory Put Bonds (6/1/23), (Palladium West Francis, Ltd.), 0.35%, 6/1/24	Aaa	3,250,000	3,181,321
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	365,000	378,045
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	873,552
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35 (Prerefunded 4/1/25)	AAA/P	800,000	828,591
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29 (Prerefunded 4/1/24)	AAA/P	1,225,000	1,251,632
(Collegiate Housing Island Campus, LLC.), Ser. A, 5.00%, 4/1/25 (Prerefunded)	AAA/P	500,000	516,697
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,021,387
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,250,000	1,258,469
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
5.00%, 8/1/30	AA	250,000	266,877
5.00%, 8/1/29	AA	200,000	213,050
5.00%, 8/1/28	AA	150,000	159,671
5.00%, 8/1/27	AA	125,000	131,660
5.00%, 8/1/26	AA	125,000	130,739
4.00%, 8/1/33	AA	200,000	196,932
4.00%, 8/1/32	AA	225,000	223,718
4.00%, 8/1/31	AA	200,000	200,960
Trinity River Pub. Fac. Corp. Multi-Fam. Mandatory Put Bonds (10/1/23), (Cowan Place Apt.), 0.28%, 10/1/24	Aaa	2,500,000	2,397,035
TX State G.O. Bonds
Ser. B, 5.00%, 8/1/34	Aaa	6,040,000	6,439,678
Ser. B, 5.00%, 8/1/33	Aaa	5,755,000	6,160,223
3.00%, 8/1/34	Aaa	2,255,000	1,908,914
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	1,500,000	1,644,140
TX Wtr. Dev. Board State Wtr. Implementation Rev. Bonds, 4.50%, 10/15/37	AAA	2,500,000	2,596,276

			51,914,939
Utah (0.6%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/27	BBB-/F	1,000,000	998,839
5.00%, 10/15/27	BBB-/F	550,000	549,361
4.00%, 10/15/31	BBB-/F	460,000	414,799
4.00%, 10/15/29	BBB-/F	600,000	556,639
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	200,000	188,471
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	599,119

			3,307,228
Virgin Islands (0.1%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/27	BB/P	515,000	525,878

			525,878
Virginia (0.2%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	366,961
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	612,457
5.00%, 1/1/27	A/F	320,000	329,142

			1,308,560
Washington (3.4%)
Port of Seattle Rev. Bonds, Ser. B
5.00%, 8/1/40	AA-	1,750,000	1,711,453
5.00%, 8/1/38	AA-	8,585,000	8,529,754
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 2.49%, 5/1/45	Aa2	750,000	731,387
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.), 3.29%, 1/1/42 (Prerefunded (1/3/23))	A2	8,000,000	8,005,938
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	1,146,200	969,290

			19,947,822
Wisconsin (2.3%)
Pub. Fin. Auth. Poll. Control Mandatory Put Bonds (10/1/30), (Duke Energy Progress, LLC), 3.70%, 10/1/46	Aa3	7,000,000	6,690,958
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM
5.00%, 7/1/54	AA	1,475,000	1,397,800
5.00%, 7/1/44	AA	1,000,000	984,074
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	AAA/P	1,000,000	1,013,811
(Froedtert Health, Inc.), Ser. A, 4.00%, 4/1/37	AA	3,930,000	3,560,415

			13,647,058

Total municipal bonds and notes (cost $608,135,702)			$573,575,807

SHORT-TERM INVESTMENTS (2.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.21%(AFF)	Shares	13,954,160	$13,954,160
U.S. Treasury Bills 2.925%, 11/15/22		$300,000	299,650

Total short-term investments (cost $14,253,825)			$14,253,810
TOTAL INVESTMENTS

Total investments (cost $622,389,527)			$587,829,617

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $583,241,402.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$4,064,439	$99,538,236	$89,648,515	$108,293	$13,954,160

	Total Short-term investments	$4,064,439	$99,538,236	$89,648,515	$108,293	$13,954,160
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 2.24%, 3.80% and 4.46%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	18.9%
	Healthcare	14.2
	Utilities	12.1
	Education	11.1
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $5,627,053 were held by the TOB trust and served as collateral for $3,661,839 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $17,883 for these investments based on an average interest rate of 1.94%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$573,575,807	$—
Short-term investments	—	14,253,810	—

Totals by level	$—	$587,829,617	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com